Reconciliation of Changes in Allowance for Loans Receivable Current (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Balance at beginning of year	$ 28	$ 27	$ 3,394
Writes-offs			(3,359)
Reversal for collection of bad debt		2
Translation adjustment	0	(1)	(8)
Balance at end of year	$ 28	$ 28	$ 27